Fair Value Measurements - Carrying amounts and estimated fair values of the Partnership's assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets:
Current derivative assets	$ 13,019	$ 15,070
Non-current derivative assets	7,229	14,378
Carrying Amount
Financial assets:
Cash and cash equivalents	63,921	47,579
Financial liabilities:
Long-term debt, current and non-current	963,005	1,062,647
Carrying Amount | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	7,229	14,378
Carrying Amount | Recurring
Financial assets:
Cash and cash equivalents	63,921	47,579
Non-current derivative assets		14,378
Financial liabilities:
Long-term debt, current and non-current	963,005	1,062,647
Carrying Amount | Recurring | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	7,229
Fair Value
Financial assets:
Cash and cash equivalents	63,921	47,579
Financial liabilities:
Long-term debt, current and non-current	941,647	1,035,740
Fair Value | Interest rate swap contracts
Financial assets:
Current derivative assets	13,019	15,070
Non-current derivative assets	$ 7,229	$ 14,378